BASIS OF PRESENTATION, LIQUIDITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss) attributable to UTStarcom Holdings Corp.	$ 290	$ (27,158)	$ (30,264)
Accumulated deficit	1,233,154	1,233,444
Net cash inflow (outflows) from operations	5,732	(11,636)	(15,612)
Cash and cash equivalents	83,922	77,050	$ 77,824	$ 107,773
Working capital	75,900
Subsidiaries | China
Cash and cash equivalents	13,500	$ 19,800
Accumulated profit determined in accordance with accounting standards of a particular country that can be paid as dividends	$ 0